Balance Sheet Components Account and Financing Receivanles, net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Account and financing receivables, net
Accounts receivable	$ 210,069	$ 233,258
Financing receivables	66,858	46,238
Allowance for doubtful accounts and credit losses	(16,211)	(15,085)	$ (4,871)	$ (4,274)
Accounts receivable, net	$ 260,716	$ 264,411